Basis of preparation	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation of financial statements [Abstract]
Disclosure of basis of preparation
Basis of preparation

2.1    Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") and International Financial Reporting Interpretations Committee ("IFRIC") Interpretations as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were approved by the Board of Directors (the “Directors”) on February 13, 2018 in Chicago, Illinois (February 14, 2018 in Auckland, New Zealand).

2.2    Going concern

The consolidated financial statements have been prepared using the going concern assumption.

2.3    Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention except for:

•	certain components of inventory which are measured at net realizable value;

•	defined benefit pension plan liabilities and post-employment medical plan liabilities which are measured under the projected unit credit method; and

•	certain assets and liabilities, such as derivatives, which are measured at fair value.

Information disclosed in the consolidated statement of comprehensive income, consolidated statement of changes in equity (deficit) and consolidated statement of cash flows for the current year is for the twelve month period ended December 31, 2017. Information for the comparative years is for the twelve month periods ended December 31, 2016 and December 31, 2015.

2.4    Presentation currency

These consolidated financial statements are presented in U.S. dollars (“$”), which is the Group’s presentation currency.

2.5    Use of estimates and judgements

The preparation of the consolidated financial statements requires the Directors and management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses and disclosure of contingent assets and liabilities. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both the current and future periods.

Information about the areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is described in note 4.

2.6    Comparative information

During the year ended December 31, 2015, the Group made an adjustment to correct for an error related to the overstatement of employee benefits liability. The adjustment decreased the employee benefits liability by $19 million, increased deferred tax liabilities by $7 million and increased other comprehensive income by $12 million. The adjustment had no impact on the reported profit for the period, Adjusted EBITDA or the consolidated statement of cash flows. The adjustment did not have a material impact on any current or previously reported interim or annual consolidated financial statements.

During the year ended December 31, 2015, the Group made a cumulative adjustment to correct for amortization expense that was recorded in error since January 2012 at Pactiv Foodservice. The adjustment decreased general and administration expenses and increased intangible assets by $18 million. The impact to profit (loss) for the year was an increase of $11 million in profit. The adjustment had no impact on Adjusted EBITDA or the consolidated statement of cash flows. The adjustment did not have a material impact on any current or previously reported interim or annual consolidated financial statements.